Discontinued Operations - Assets Held for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations - Assets Held for Sale [Abstract]
Discontinued Operations - Assets Held for Sale

18. Discontinued Operations Sold

In July 2023, the Company engaged multiple parties to market the Polish and Netherlands assets to potential buyers. In the fourth quarter of 2023, the Company decided to proceed with the sales of the 6 PV parks in Poland and 1 park in the Netherlands. As the exit of these two markets represented a strategic shift for the Company, the assets were classified as discontinued operations in accordance with ASC 205-20. As of December 31, 2023, the Polish and Netherlands assets were classified as disposal groups held for sale. The balances and results of the Polish and Netherlands disposal groups are presented below.

The sale of the Polish assets was finalized January 19, 2024 with a cash consideration of $59.4 million for all operating assets. In accordance with ASC 360, the company removed the disposal group and recognized a gain of $3.5 million upon the sale, of which $0.8 million were costs associated with the sale.

The sale of the Netherlands assets was finalized February 21, 2024 with a cash consideration of $7.1 million for all operating assets. In accordance with ASC 360, the company removed the disposal group and recognized a loss of $1.3 million upon the sale, of which $0.5 million were costs associated with the sale.

	As of January 19	As of December 31
Poland	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$630	$630
Other current assets	442	443
Property, plant, and equipment, net	63,107	63,107
Operating leases, non-current - assets	5,923	5,923
Total assets held for sale	$70,102	$70,103

Liabilities:
Accounts payable	$2,933	$2,935
Operating leases, current – liabilities	281	281
Other current liabilities	25	1,549
Operating leases, non-current - liabilities	5,798	5,798
Other non-current liabilities	985	985
Total liabilities to be disposed of	$10,022	$11,548

Net assets held for sale	$60,080	$58,555

	Three Months Ended March 31
Poland	2024	2023
	(in thousands)

Revenues	$106	$1,105

Operating Expenses
Cost of revenues	(101)	(936)
Depreciation, amortization, and accretion	(123)	(609)
Gain on disposal of asset	3,484	-
Total operating expenses	3,260	(1,545)

Income/(loss) from discontinued operations	3,366	(440)

Other income/(expense):
Interest expense	(688)	(1,224)
Total other expenses	$(688)	$(1,224)
Income/(Loss) before provision for income taxes	$2,678	(1,664)
Net income/(loss) from discontinued operations	$2,678	$(1,664)

Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	$2,678	$(1,664)
Net income/(loss) attributable to common stockholders, diluted	2,678	(1,664)
Net income/(loss) per share attributable to common stockholders, basic	$0.04	$(0.03)
Net income/(loss) per share attributable to common stockholders, diluted	0.04	(0.03)
Weighted-average common stock outstanding, basic	65,077,094	57,500,000
Weighted-average common stock outstanding, diluted	65,077,094	57,500,000

	As of February 21,	As of December 31
Netherlands	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$75	$155
Accounts receivable, net	-	99
Other current assets	178	58
Property, plant, and equipment, net	7,669	7,845
Operating leases, non-current – assets	1,441	1,469
Other non-current assets	1,192	1,214
Total assets held for sale	$10,555	$10,840

Liabilities:
Accounts payable	$945	$925
Operating leases, current – liabilities	55	55
Other current liabilities	95	430
Operating leases, non-current – liabilities	1,273	1,301
Total liabilities to be disposed of	$2,368	$2,711

Net assets held for sale	$8,187	$8,129

	Three Months Ended March 31
Netherlands	2024	2023
	(in thousands)

Revenues	$16	$202

Operating Expenses
Cost of revenues	(115)	(61)
Depreciation, amortization, and accretion	(57)	(126)
Loss on disposal of asset	(1,334)	-
Total operating expenses	(1,506)	(187)

Income/(loss) from discontinued operations	(1,490)	15

Other income/(expense):
Interest expense	(113)	(248)
Total other expenses	$(113)	$(248)
Loss before provision for income taxes	$(1,603)	$(233)
Net loss from discontinued operations	$(1,603)	$(233)

Impact of discontinued operations on EPS
Net loss attributable to common stockholders, basic	$(1,603)	$(233)
Net loss attributable to common stockholders, diluted	(1,603)	(233)
Net loss per share attributable to common stockholders, basic	$(0.02)	$(0.00)
Net loss per share attributable to common stockholders, diluted	(0.02)	(0.00)
Weighted-average common stock outstanding, basic	65,077,094	57,500,000
Weighted-average common stock outstanding, diluted	65,077,094	57,500,000

20.	Discontinued Operations – Assets Held for Sale

In July 2023, the Company engaged multiple parties to market the Polish and Netherlands assets to potential buyers. In the fourth quarter of 2023, the Company decided to proceed with the sales of the 6 PV parks in Poland and 1 park in the Netherlands. As the exit of these two markets represented a strategic shift for the Company, the assets were classified as discontinued operations in accordance with ASC 205-20. As of December 31, 2023, the Polish and Netherlands assets were classified as disposal groups held for sale. The Company sold the Polish assets on January 18, 2024 and the Netherland assets on February 21, 2024. The balances and results of the Polish and Netherlands disposal groups are presented below:

	As of December 31
Poland	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$630	$431
Other current assets	443	1,105
Property, plant, and equipment, net	63,107	69,656
Operating leases, non-current - assets	5,923	5,378
Total assets held for sale	$70,103	$76,570

Liabilities:
Accounts payable	$2,935	$1,760
Operating leases, current – liabilities	281	233
Other current liabilities	1,549	1,157
Operating leases, non-current - liabilities	5,798	4,995
Other non-current liabilities	985	824
Total liabilities to be disposed of	$11,548	$8,969

Net assets held for sale	$58,555	$67,601

	Year Ended December 31,
Poland	2023	2022
	(in thousands)

Revenues	$7,593	$10,709

Operating Expenses
Cost of revenues	(3,768)	(4,104)
Depreciation, amortization, and accretion	(2,563)	(2,482)
Loss on disposal of asset	(130)	-
Total operating expenses	(6,461)	(6,586)

Income from discontinued operations	1,132	4,123

Other income/(expense):
Impairment loss recognized on the remeasurement to fair value less costs to sell	(11,766)	-
Interest expense	(5,650)	(3,893)
Other expense	(157)	(30)
Total other expenses	$(17,573)	$(3,923)
Income/(Loss) before provision for income taxes	$(16,441)	200
Income taxes	-	(21)
Net income/(loss) from discontinued operations	$(16,441)	$179

Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	$(16,441)	$179
Net income/(loss) attributable to common stockholders, diluted	(16,441)	179
Net income/(loss) per share attributable to common stockholders, basic	$(0.28)	$0.00
Net income/(loss) per share attributable to common stockholders, diluted	0.00	0.00
Weighted-average common stock outstanding, basic	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted	57,862,598	57,500,000

Immediately before the classification of the disposal groups as discontinued operations, the recoverable amount was estimated for certain items of property, plant and equipment and impairment loss was identified. Following the classification, a write-down of ($11.8) million was recognized on December 31, 2023 to reduce the carrying amount of the assets in the disposal group to their fair value less costs to sell. This was recognized in discontinued operations in the statement of profit or loss. Fair value measurement disclosures are provided in Footnote 5.

	As of December 31,
Netherlands	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$155	$13
Accounts receivable, net	99	487
Other current assets	58	82
Property, plant, and equipment, net	7,845	7,984
Operating leases, non-current – assets	1,469	1,438
Other non-current assets	1,214	1,176
Total assets held for sale	$10,840	$11,180

Liabilities:
Accounts payable	$925	$23
Operating leases, current – liabilities	55	52
Other current liabilities	430	235
Operating leases, non-current – liabilities	1,301	1,312
Total liabilities to be disposed of	$2,711	$1,622

Net assets held for sale	$8,129	$9,558

	Year Ended December 31,
Netherlands	2023	2022
	(in thousands)

Revenues	$2,840	$1,596

Operating Expenses
Cost of revenues	(450)	(368)
Depreciation, amortization, and accretion	(400)	(500)
Loss on disposal of asset	(7)	-
Total operating expenses	(857)	(868)

Income from discontinued operations	1,983	728

Other income/(expense):
Interest expense	(1,131)	(787)
Other expense	(62)	-
Total other expenses	$(1,193)	$(787)
Income/(Loss) before provision for income taxes	$790	$(59)
Income taxes	(161)	-
Net income/(loss) from discontinued operations	$629	$(59)

Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	$629	$(59)
Net income/(loss) attributable to common stockholders, diluted	629	(59)
Net income/(loss) per share attributable to common stockholders, basic	$0.01	$(0.00)
Net income/(loss) per share attributable to common stockholders, diluted	0.01	(0.00)
Weighted-average common stock outstanding, basic	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted	57,862,598	57,500,000

Immediately before the classification of the disposal groups as discontinued operations, the recoverable amount was estimated for certain items of property, plant and equipment and no impairment loss was identified. As of December 31, 2023, there were no further write-downs as the carrying amounts of the disposal groups did not fall below its fair value less costs to sell.